DIRECT FINANCING LEASE (Details Narrative)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) Kiosks $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Direct Financing Lease (Textual)
Revenue		$ 30,000	$ 63,400	$ 69,400
Equipment under capital lease		748,000	748,000
Aggregate minimum future lease payments		1,422,000	1,422,000
Unearned income		$ 474,000	$ 474,000
Cash Collection and Services [Member]
Direct Financing Lease (Textual)
Number of kiosks | Kiosks	78
Lease contract term	10 years
Lease monthly rental	$ 11,900
Lease rent expense	142,272
Estimated executory costs	$ 1,677
Purchase price at the end of lease term (in dollars per unit) | $ / shares	$ 40
Receive monthly payments	$ 11,856